BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2016
Computer Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	1 year
Computer Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	3 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	7 years
Capitalized software costs [Member]
Property, Plant and Equipment, Useful Life	3 years
Leasehold Improvements [Member]
Property, Plant and Equipment, Estimated Useful Lives	Up to 8 years, not to exceed lease term